Basis of Preparation And Changes to the Group's Accounting Policies - Additional Information (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Disclosure of Basis of Preparation and Changes to Group Accounting Policies [Line Items]
Transaction costs related to BCA	SFr 214
BCA [Member] | Other Current Assets [Member]
Disclosure of Basis of Preparation and Changes to Group Accounting Policies [Line Items]
Capitalized transaction costs	SFr 600